Document and Entity Information	12 Months Ended
Jul. 09, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2012
Registrant Name	ARTISAN PARTNERS FUNDS INC
Central Index Key	0000935015
Amendment Flag	false
Document Creation Date	Jul 6, 2012
Document Effective Date	Jul 9, 2012
Prospectus Date	Jul 9, 2012

Investor Shares | Artisan Global Opportunities Fund
ARTISAN GLOBAL OPPORTUNITIES FUND (Formerly Artisan Growth Opportunities Fund) Investor Shares
INVESTMENT OBJECTIVE
Artisan Global Opportunities Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	Investor Shares Artisan Global Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Investor Shares Artisan Global Opportunities Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.50%
Total Annual Fund Operating Expenses	[1]	1.40%
[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares Artisan Global Opportunities Fund	143	443	766	1,680

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in U.S. companies with market capitalizations of at least $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	19.34%	(quarter ended 6/30/09)
Worst Quarter	-29.83%	(quarter ended 12/31/08)
Total return for the period 1/1/12 through 6/30/12 was 15.07%.
Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - Investor Shares	1-Year	Since Inception	Inception Date
Artisan Global Opportunities Fund	(6.56%)	4.60%	Sep 22, 2008
Artisan Global Opportunities Fund Return after taxes on distributions	(6.70%)	4.48%	Sep 22, 2008
Artisan Global Opportunities Fund Return after taxes on distributions and sale of Fund shares	(4.08%)	3.92%	Sep 22, 2008
Artisan Global Opportunities Fund MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	0.59%	Sep 22, 2008

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Investor Shares | Artisan Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN GLOBAL OPPORTUNITIES FUND (Formerly Artisan Growth Opportunities Fund) Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Global Opportunities Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in U.S. companies with market capitalizations of at least $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	19.34%	(quarter ended 6/30/09)
Worst Quarter	-29.83%	(quarter ended 12/31/08)
Total return for the period 1/1/12 through 6/30/12 was 15.07%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
Investor Shares | Artisan Global Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40% [1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
2009	rr_AnnualReturn2009	47.86%
2010	rr_AnnualReturn2010	28.23%
2011	rr_AnnualReturn2011	(6.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.83%)
1-Year	rr_AverageAnnualReturnYear01	(6.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Investor Shares | Artisan Global Opportunities Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(6.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Investor Shares | Artisan Global Opportunities Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Investor Shares | Artisan Global Opportunities Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008

[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

Institutional Shares | Artisan Global Opportunities Fund
ARTISAN GLOBAL OPPORTUNITIES FUND (Formerly Artisan Growth Opportunities Fund) Institutional Shares
INVESTMENT OBJECTIVE
Artisan Global Opportunities Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	Institutional Shares Artisan Global Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Institutional Shares Artisan Global Opportunities Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		1.32%
Total Annual Fund Operating Expenses		2.22%
Fee Waiver and Expense Reimbursement	[1]	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%
[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement through February 1, 2013 and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares Artisan Global Opportunities Fund	184	655	1,152	2,523

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund's investment process focuses on two distinct areas –security selection and capital allocation.

Security Selection

Artisan's investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company's stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company's "intrinsic value" or "private market value") and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund's investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan's expectations, Artisan generally will increase the Fund's position in that company and move the stock from Garden investments into Crop investments.
  When a company's profit cycle begins to decelerate, or a stock is approaching Artisan's estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund's investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in U.S. companies with market capitalizations of at least $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called "participation certificates" in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns (Investor Shares)

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter 19.34 (quarter ended 6/30/09) Worst Quarter -29.83% (quarter ended 12/31/08) Total return for the period 1/1/12 through 6/30/12 for the Fund’s Investor Shares was 15.07%.
Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - Institutional Shares Artisan Global Opportunities Fund	1-Year		Since Inception		Inception Date
Investor Shares	(6.56%)	[1]	4.60%	[1]	Sep 22, 2008
Investor Shares Return after taxes on distributions	(6.70%)	[1]	4.48%	[1]	Sep 22, 2008
Investor Shares Return after taxes on distributions and sale of Fund shares	(4.08%)	[1]	3.92%	[1]	Sep 22, 2008
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	[1]	0.59%	[1]	Sep 22, 2008
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Institutional Shares | Artisan Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN GLOBAL OPPORTUNITIES FUND (Formerly Artisan Growth Opportunities Fund) Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Global Opportunities Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement through February 1, 2013 and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund's investment process focuses on two distinct areas –security selection and capital allocation.

Security Selection

Artisan's investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company's stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company's "intrinsic value" or "private market value") and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund's investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan's expectations, Artisan generally will increase the Fund's position in that company and move the stock from Garden investments into Crop investments.
  When a company's profit cycle begins to decelerate, or a stock is approaching Artisan's estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund's investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

		The Fund invests in U.S. companies with market capitalizations of at least $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called "participation certificates" in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 19.34 (quarter ended 6/30/09) Worst Quarter -29.83% (quarter ended 12/31/08) Total return for the period 1/1/12 through 6/30/12 for the Fund’s Investor Shares was 15.07%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund’s Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund’s Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.
Institutional Shares | Artisan Global Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	184
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,152
10 Years	rr_ExpenseExampleYear10	2,523
Institutional Shares | Artisan Global Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
2009	rr_AnnualReturn2009	47.86%	[2]
2010	rr_AnnualReturn2010	28.23%	[2]
2011	rr_AnnualReturn2011	(6.56%)	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.83%)
1-Year	rr_AverageAnnualReturnYear01	(6.56%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Institutional Shares | Artisan Global Opportunities Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(6.70%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Institutional Shares | Artisan Global Opportunities Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.08%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Institutional Shares | Artisan Global Opportunities Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.35%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008

[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.
[2]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[3]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Artisan Global Value Fund
ARTISAN GLOBAL VALUE FUND Institutional Shares
INVESTMENT OBJECTIVE
Artisan Global Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Artisan Global Value Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Artisan Global Value Fund Institutional Shares
Management Fees	[1]	1.00%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.38%
Acquired Fund Fees and Expenses	[3]	0.05%
Total Annual Fund Operating Expenses	[4]	1.43%
[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended September 30, 2011.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" shown are for the fiscal year ended September 30, 2011 and are indirect expenses the Fund may incur from investing in an investment company (acquired fund).
[4]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Artisan Global Value Fund Institutional Shares	146	452	782	1,713

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, both within and outside the U.S. The Fund may also invest in emerging and less developed markets. From time to time, Artisan may conclude that a security other than an equity presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. or non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

The Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization if it already holds a position in that company.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Debt Securities Risks. Debt securities in which the Fund invests may be unrated or lower-rated including those with the lowest investment grade rating (often called “junk bonds”), and may have a risk profile closer to that of an equity security. On balance, debt securities that are below investment grade or unrated generally are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than high-quality debt securities.

  The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.
  Convertible Securities Risks. Investing in convertible securities subjects the Fund to the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund. In addition, if the value of the equity security underlying the convertible security declines enough, the convertible security is more likely to be valued as a debt security.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns (Investor Shares)

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter 22.60 (quarter ended 6/30/09) Worst Quarter -18.12% (quarter ended 12/31/08) Total return for the period 1/1/12 through 6/30/12 for the Fund’s Investor Shares was 6.11%.
Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns Artisan Global Value Fund	1-Year		Since Inception		Inception Date
Investor Shares	1.50%	[1]	1.71%	[1]	Dec 10, 2007
Investor Shares Return after taxes on distributions	1.24%	[1]	1.46%	[1]	Dec 10, 2007
Investor Shares Return after taxes on distributions and sale of Fund shares	1.29%	[1]	1.39%	[1]	Dec 10, 2007
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	[1]	(5.71%)	[1]	Dec 10, 2007
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Artisan Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN GLOBAL VALUE FUND Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Global Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 01, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.32%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, both within and outside the U.S. The Fund may also invest in emerging and less developed markets. From time to time, Artisan may conclude that a security other than an equity presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. or non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

The Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization if it already holds a position in that company.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Debt Securities Risks. Debt securities in which the Fund invests may be unrated or lower-rated including those with the lowest investment grade rating (often called “junk bonds”), and may have a risk profile closer to that of an equity security. On balance, debt securities that are below investment grade or unrated generally are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than high-quality debt securities.

  The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.
  Convertible Securities Risks. Investing in convertible securities subjects the Fund to the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund. In addition, if the value of the equity security underlying the convertible security declines enough, the convertible security is more likely to be valued as a debt security.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-399-1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 22.60 (quarter ended 6/30/09) Worst Quarter -18.12% (quarter ended 12/31/08) Total return for the period 1/1/12 through 6/30/12 for the Fund’s Investor Shares was 6.11%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund’s Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund’s Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770
Artisan Global Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[4]
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,713
Artisan Global Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
2008	rr_AnnualReturn2008	(29.26%)	[5]
2009	rr_AnnualReturn2009	33.37%	[5]
2010	rr_AnnualReturn2010	16.18%	[5]
2011	rr_AnnualReturn2011	1.50%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.12%)
1-Year	rr_AverageAnnualReturnYear01	1.50%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007
Artisan Global Value Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.24%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007
Artisan Global Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.29%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007
Artisan Global Value Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.35%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.71%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007

[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended September 30, 2011.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" shown are for the fiscal year ended September 30, 2011 and are indirect expenses the Fund may incur from investing in an investment company (acquired fund).
[4]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.
[5]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[6]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 6, 2012